Financial Risk Management - Schedule of Estimated Impact on Consolidated Comprehensive Income that an Increase or Decrease of 100 Basis Points in Interest Rate (Detail) - Interest rate risk [member]
$ in Millions
12 Months Ended
Dec. 31, 2020 ARS ($)
Positive variation impact on net income after income tax [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the interest rates (basis points)	100.00%
Income/(loss) for fiscal year ended December 31, 2020	$ (766)
Negative variation impact on net income after income tax [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the interest rates (basis points)	(100.00%)
Income/(loss) for fiscal year ended December 31, 2020	$ 766